Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
Recurring fair value measurements
The Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to estimate the fair value at the measurement date in the tables below. See Note 1, Summary of Significant Accounting Policies, for a description of how fair value measurements are determined.

	December 31, 2017
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets
Securities available for sale	$—	$4,590,062	$—	$4,590,062
Mortgage loans held for sale	—	134,916	—	134,916
Derivative instruments	—	31,265	—	31,265
Total	$—	$4,756,243	$—	$4,756,243
Liabilities
Derivative instruments	$—	$25,154	$—	$25,154
Total	$—	$25,154	$—	$25,154

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets
Securities available for sale	$—	$3,446,097	$—	$3,446,097
Mortgage loans held for sale	—	157,041	—	157,041
Derivative instruments	—	38,886	—	38,886
Total	$—	$3,642,024	$—	$3,642,024
Liabilities
Derivative instruments	$—	$30,209	$—	$30,209
Total	$—	$30,209	$—	$30,209

During 2017 and 2016, there were no transfers between the Level 1 and Level 2 fair value categories.
Gains and losses (realized and unrealized) included in earnings (or accumulated other comprehensive income) during 2017 related to assets and liabilities measured at fair value on a recurring basis are reported in non-interest income or other comprehensive income as follows:

(Dollars in thousands)	Non-interest income	Other comprehensive income (loss), net of tax
Total gains (losses) included in earnings	$(1,166)	$—
Change in unrealized gains (losses) relating to assets still held at December 31, 2017	—	(11,721)

Non-recurring fair value measurements
The Company has segregated all assets and liabilities that are measured at fair value on a non-recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the tables below.

	December 31, 2017
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets
Loans	$—	$—	$71,210	$71,210
OREO, net	—	—	3,029	3,029
Total	$—	$—	$74,239	$74,239

	December 31, 2016
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets
Loans	$—	$—	$93,485	$93,485
OREO, net	—	—	185	185
Total	$—	$—	$93,670	$93,670

The tables above exclude the initial measurement of assets and liabilities that were acquired as part of the Sabadell United acquisition in July of 2017. These assets and liabilities were recorded at their fair value upon acquisition in accordance with U.S. GAAP and were not re-measured during the periods presented unless specifically required by U.S. GAAP. Acquisition date fair values represent either Level 2 fair value measurements (investment securities, deposits, property, equipment, and debt) or Level 3 fair value measurements (loans and core deposit intangible assets). Refer to Note 3, Acquisition Activity, for further detail regarding the Sabadell United acquisition.
In accordance with the provisions of ASC Topic 310, the Company records certain loans considered impaired at their estimated fair value. A loan is considered impaired if it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Fair value is measured at the estimated fair value of the collateral for collateral-dependent loans.
The Company did not record any liabilities at fair value for which measurement of the fair value was made on a non-recurring basis as of December 31, 2017 and 2016.
Fair value option
The Company has elected the fair value option for certain originated residential mortgage loans held for sale, which allows for a more effective offset of the changes in fair values of the loans and the derivative instruments used to hedge them without the burden of complying with the requirements for hedge accounting. The Company has $15.0 million and $12.7 million of mortgage loans held for investment for which the fair value option was elected upon origination and continue to be accounted for at fair value at December 31, 2017 and 2016, respectively. Net gains (losses) resulting from the change in fair value of these loans that were recorded in mortgage income in the consolidated statements of comprehensive income for the years ended December 31, 2017 and 2016 totaled $(204) thousand and $(1.1) million, respectively.
The following table summarizes the difference between the aggregate fair value and the aggregate unpaid principal balance for mortgage loans held for sale measured at fair value:

	December 31, 2017			December 31, 2016
(Dollars in thousands)	Aggregate Fair Value	Aggregate Unpaid Principal	Aggregate Fair Value Less Unpaid Principal	Aggregate Fair Value	Aggregate Unpaid Principal	Aggregate Fair Value Less Unpaid Principal
Mortgage loans held for sale, at fair value	$134,916	$131,276	$3,640	$157,041	$153,801	$3,240

Interest income on mortgage loans held for sale is recognized based on contractual rates and is reflected in interest income on loans held for sale in the consolidated statements of comprehensive income. Net gains (losses) resulting from the change in fair value of these loans that were recorded in mortgage income in the consolidated statements of comprehensive income totaled $944 thousand and $(2.5) million for the years ended December 31, 2017 and 2016, respectively. The changes in fair value are mostly offset by economic hedging activities, with an insignificant portion of these changes attributable to changes in instrument-specific credit risk.